Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

Class A&C Shares | ASG Growth Markets Fund
ASG Growth Markets Fund
Investment Goal
Over the long term the Fund seeks to provide total return consistent with broad-based emerging market equity indexes while exposing investors to less risk than one or more such index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 23 of the Prospectus and on page 85 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class A&C Shares ASG Growth Markets Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A&C Shares ASG Growth Markets Fund		Class A	Class C
Management fees		1.20%	1.20%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		2.75%	2.75%
Total annual fund operating expenses		4.20%	4.95%
Fee waiver and/or expense reimbursement	[1]	2.50%	2.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.70%	2.45%
[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class A&C Shares ASG Growth Markets Fund (USD $)	Class A	Class C
1 year	738	348
3 years	1,448	1,145

If shares are not redeemed
Expense Example, No Redemption - Class A&C Shares ASG Growth Markets Fund (USD $)	Class A	Class C
1 year	738	248
3 years	1,448	1,145

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in a portfolio of equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds) and derivative instruments (primarily futures and forward contracts) that has risk and return characteristics similar to those of broad-based emerging market equity indexes. The equity portion of the Fund is managed by Westpeak Global Advisors, LLC ("Westpeak"). This portion of the Fund invests in a stock portfolio based on a proprietary emerging markets securities index developed by Westpeak, which primarily consists of a subset of stocks in a broad-based emerging market equity index and is designed to closely track the movements of the index while exposing investors to the long-term total return potential of emerging market equities. The Fund seeks to complement the equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both "short" and "long" exposures within an asset class. The Fund will benefit from a "short" exposure when the underlying asset class decreases in price, and will benefit from a "long" exposure when the underlying asset class increases in price. Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, it is expected that no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined above), the Adviser will also consider the following factors: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.
Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indexes on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indexes, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indexes. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class A&C Shares | ASG Growth Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	2.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.50%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	738
3 years	rr_ExpenseExampleYear03	1,448
1 year	rr_ExpenseExampleNoRedemptionYear01	738
3 years	rr_ExpenseExampleNoRedemptionYear03	1,448
Class A&C Shares | ASG Growth Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	2.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.50%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.45%
1 year	rr_ExpenseExampleYear01	348
3 years	rr_ExpenseExampleYear03	1,145
1 year	rr_ExpenseExampleNoRedemptionYear01	248
3 years	rr_ExpenseExampleNoRedemptionYear03	1,145
Class A&C Shares | ASG Growth Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Growth Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Over the long term the Fund seeks to provide total return consistent with broad-based emerging market equity indexes while exposing investors to less risk than one or more such index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 23 of the Prospectus and on page 85 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund primarily invests in a portfolio of equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds) and derivative instruments (primarily futures and forward contracts) that has risk and return characteristics similar to those of broad-based emerging market equity indexes. The equity portion of the Fund is managed by Westpeak Global Advisors, LLC ("Westpeak"). This portion of the Fund invests in a stock portfolio based on a proprietary emerging markets securities index developed by Westpeak, which primarily consists of a subset of stocks in a broad-based emerging market equity index and is designed to closely track the movements of the index while exposing investors to the long-term total return potential of emerging market equities. The Fund seeks to complement the equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both "short" and "long" exposures within an asset class. The Fund will benefit from a "short" exposure when the underlying asset class decreases in price, and will benefit from a "long" exposure when the underlying asset class increases in price. Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, it is expected that no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined above), the Adviser will also consider the following factors: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.
Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indexes on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indexes, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indexes. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Class A&C Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Investment Goal
The Fund seeks to provide a high level of current income.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 23 of the Prospectus and on page 85 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class A&C Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A&C Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund		Class A	Class C
Management fees		0.68%	0.68%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		1.38%	1.38%
Interest expense (estimated for the current fiscal year)		0.22%	0.22%
Total annual fund operating expenses		2.53%	3.28%
Fee waiver and/or expense reimbursement	[1]	1.21%	1.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.32%	2.07%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% and 1.85% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% and 1.85% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class A&C Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund (USD $)	Class A	Class C
1 year	480	310
3 years	940	837

If shares are not redeemed
Expense Example, No Redemption - Class A&C Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund (USD $)	Class A	Class C
1 year	480	210
3 years	940	837

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments. Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt ("Senior Loans"). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund's investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities. Floating rate loans are debt obligations that have interest rates that adjust or "float" periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as "leverage." The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps) and structured notes to try to increase the Fund's leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities. The Fund may also invest in Rule 144A securities, convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities. The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments. When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. With the exception of the 80% test described above, the percentage limitations set forth in this Fund Summary are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Investments in below investment-grade fixed-income securities may result in greater NAV fluctuation than if the Fund did not make such investments. Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund's exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund's expenses. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The Fund's use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. A period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. Senior Loan Risk: The risks associated with senior loans are similar to the risks of investing in below investment-grade securities. The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of senior loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the senior loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.

Risk/Return Bar Chart and Table
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class A&C Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Interest expense (estimated for the current fiscal year)	rr_Component1OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.21%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	480
3 years	rr_ExpenseExampleYear03	940
1 year	rr_ExpenseExampleNoRedemptionYear01	480
3 years	rr_ExpenseExampleNoRedemptionYear03	940
Class A&C Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Interest expense (estimated for the current fiscal year)	rr_Component1OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.21%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.07%
1 year	rr_ExpenseExampleYear01	310
3 years	rr_ExpenseExampleYear03	837
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	837
Class A&C Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 23 of the Prospectus and on page 85 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments. Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt ("Senior Loans"). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund's investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities. Floating rate loans are debt obligations that have interest rates that adjust or "float" periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as "leverage." The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps) and structured notes to try to increase the Fund's leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities. The Fund may also invest in Rule 144A securities, convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities. The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments. When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. With the exception of the 80% test described above, the percentage limitations set forth in this Fund Summary are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Investments in below investment-grade fixed-income securities may result in greater NAV fluctuation than if the Fund did not make such investments. Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund's exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund's expenses. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The Fund's use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. A period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. Senior Loan Risk: The risks associated with senior loans are similar to the risks of investing in below investment-grade securities. The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of senior loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the senior loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10% and 1.85% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10% and 1.85% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | ASG Growth Markets Fund
ASG Growth Markets Fund
Investment Goal
Over the long term the Fund seeks to provide total return consistent with broad-based emerging market equity indexes while exposing investors to less risk than one or more such index.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares ASG Growth Markets Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares ASG Growth Markets Fund Class Y
Management fees		1.20%
Other expenses (estimated for the current fiscal year)		2.75%
Total annual fund operating expenses		3.95%
Fee waiver and/or expense reimbursement	[1]	2.50%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.45%
[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares ASG Growth Markets Fund Class Y
1 year	148
3 years	852

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the Fund primarily invests in a portfolio of equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds) and derivative instruments (primarily futures and forward contracts) that has risk and return characteristics similar to those of broad-based emerging market equity indexes. The equity portion of the Fund is managed by Westpeak Global Advisors, LLC ("Westpeak"). This portion of the Fund invests in a stock portfolio based on a proprietary emerging markets securities index developed by Westpeak, which primarily consists of a subset of stocks in a broad-based emerging market equity index and is designed to closely track the movements of the index while exposing investors to the long-term total return potential of emerging market equities. The Fund seeks to complement the equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both "short" and "long" exposures within an asset class. The Fund will benefit from a "short" exposure when the underlying asset class decreases in price, and will benefit from a "long" exposure when the underlying asset class increases in price. Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, it is expected that no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined above), the Adviser will also consider the following factors: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indexes on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indexes, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indexes. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class Y Shares | ASG Growth Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	2.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.50%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	852
Class Y Shares | ASG Growth Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Growth Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Over the long term the Fund seeks to provide total return consistent with broad-based emerging market equity indexes while exposing investors to less risk than one or more such index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund primarily invests in a portfolio of equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds) and derivative instruments (primarily futures and forward contracts) that has risk and return characteristics similar to those of broad-based emerging market equity indexes. The equity portion of the Fund is managed by Westpeak Global Advisors, LLC ("Westpeak"). This portion of the Fund invests in a stock portfolio based on a proprietary emerging markets securities index developed by Westpeak, which primarily consists of a subset of stocks in a broad-based emerging market equity index and is designed to closely track the movements of the index while exposing investors to the long-term total return potential of emerging market equities. The Fund seeks to complement the equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both "short" and "long" exposures within an asset class. The Fund will benefit from a "short" exposure when the underlying asset class decreases in price, and will benefit from a "long" exposure when the underlying asset class increases in price. Under normal market conditions, it is expected that no more than 25% of the Fund's total assets will be dedicated to initial and variation margin payments relating to the Fund's derivative transactions. The notional value of the Fund's derivative investments, however, will generally exceed 25% of the Fund's assets. The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the "Money Market Portion") managed by Reich & Tang Asset Management, LLC ("Reich & Tang"), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund's assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund's investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the "Commodity Subsidiary"). Under normal market conditions, it is expected that no more than 10% of the Fund's total assets will be dedicated to initial and variation margin payments relating to these transactions. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined above), the Adviser will also consider the following factors: (i) the Fund's obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management. The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance. The Fund's trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns. The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Recent proposals by the Commodity Futures Trading Commission to limit the availability of the exclusion from the definition of a commodity pool operator for certain funds, which invest in commodities as a significant part of their investment strategies, may also impact the Fund. Any rules, when adopted, may subject the Fund to additional regulation and registration requirements and may limit the Fund's ability to pursue its investment strategies. As of the date of this prospectus, it is impossible to predict the outcome of these proposals or their potential impact on the Fund.Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary's investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the "1940 Act") and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indexes on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indexes, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. There can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund. Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indexes. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. The Fund's portfolio managers will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund. Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Class Y Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Investment Goal
The Fund seeks to provide a high level of current income.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
Management fees		0.68%
Other expenses (estimated for the current fiscal year)		1.38%
Interest expense (estimated for the current fiscal year)		0.22%
Total annual fund operating expenses		2.28%
Fee waiver and/or expense reimbursement	[1]	1.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.07%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.85% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.85% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
1 year	109
3 years	535

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments. Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt ("Senior Loans"). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund's investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities. Floating rate loans are debt obligations that have interest rates that adjust or "float" periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as "leverage." The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps) and structured notes to try to increase the Fund's leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities. The Fund may also invest in Rule 144A securities, convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities. The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments. When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. With the exception of the 80% test described above, the percentage limitations set forth in this Fund Summary are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program.You may lose money by investing in the Fund. Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Investments in below investment-grade fixed-income securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund's exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund's expenses. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The Fund's use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. A period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. Senior Loan Risk: The risks associated with senior loans are similar to the risks of investing in below investment-grade securities. The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of senior loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the senior loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.

Risk/Return Bar Chart and Table
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Class Y Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	1.38%
Interest expense (estimated for the current fiscal year)	rr_Component1OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.21%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	535
Class Y Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments. Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt ("Senior Loans"). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund's investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities. Floating rate loans are debt obligations that have interest rates that adjust or "float" periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as "leverage." The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps) and structured notes to try to increase the Fund's leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities. The Fund may also invest in Rule 144A securities, convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities. The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments. When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. With the exception of the 80% test described above, the percentage limitations set forth in this Fund Summary are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program.You may lose money by investing in the Fund. Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Investments in below investment-grade fixed-income securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund's exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund's expenses. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The Fund's use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. A period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. Senior Loan Risk: The risks associated with senior loans are similar to the risks of investing in below investment-grade securities. The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of senior loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the senior loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.85% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.85% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011